INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Current
Federal			$ 0	$ 0
State			1,632	1,706
Foreign			0	0
Totals			1,632	1,706
Deferred
Federal			0	0
State			0	0
Foreign			0	0
Totals			0	0
Total provision for income taxes (benefits)	$ 0	$ 2,618	$ 3,130	$ 1,706